Employee benefit plans - Summary of movement in the defined benefit obligation over the year (Details) - Present value of defined benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	$ (13,830)	$ (27,683)
Current service cost	(2,070)	(2,446)
Past service cost	113	0
Interest cost	(549)	(1,186)
Actuarial (loss) gain	(115)	(2,116)
Assets distributed on settlement	0	18,091
Benefit payments	3,789	1,352
Exchange gain (loss)	3,720	158
Ending Balance	(8,942)	(13,830)
Employee benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(11,109)	(9,317)
Current service cost	(2,070)	(2,446)
Past service cost	113	0
Interest cost	(549)	(639)
Actuarial (loss) gain	(115)	(2,664)
Assets distributed on settlement	0	3,146
Benefit payments	1,049	1,172
Exchange gain (loss)	3,739	(361)
Ending Balance	(8,942)	(11,109)
SERP
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(2,721)	(18,366)
Current service cost	0	0
Past service cost	0	0
Interest cost	0	(547)
Actuarial (loss) gain	0	548
Assets distributed on settlement	0	14,945
Benefit payments	2,740	180
Exchange gain (loss)	(19)	519
Ending Balance	$ 0	$ (2,721)